Liquidity and Capital Resources	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Liquidity and Capital Resources [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

NOTE 3 – LIQUIDITY AND CAPITAL RESOURCES

At March 31, 2019, the Company had cash of $42,845 and a working capital deficit of $783,788. For the three months ended March 31, 2019, the Company’s net loss and cash used in operating activities was $406,945 and $113,741, respectively. The Company expects to fund future liquidity and capital requirements through cash flow generated from its operating activities resulting from increases in its merchants and revenues generated. Additionally, included in the working capital deficit as of March 31, 2019 was accrued payroll, a note payable and other expenses due to the Company’s Chief Executive Officer, Mr. Ronny Yakov, in the amount of $657,229, which he has agreed to defer receiving payment until the Company has sufficient working capital. As a result of the recent amendments to its long-term and related party long-term debt arrangements, coupled with  its operations acquired in the business combination and commitment from a related party and significant stockholder that he will provide any additional financial support, if needed, to satisfy the Company’s debt or other obligations through November 2020, the Company has alleviated its previously reported substantial doubt regarding its ability to continue as a going concern.  The Company’s future capital requirements could depend on many factors, including the need to expand its services, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement the Company’s product and service offerings. If the Company is unable to secure additional capital, it may be required to curtail its future plans and take additional measures to reduce costs in order to conserve cash.

NOTE 3 – LIQUIDITY AND CAPITAL RESOURCES

At December 31, 2018, the Company had cash of $111,586 and a working capital deficit of $649,203. For the year ended December 31, 2018, the Company's net loss and cash used in operating activities was $1,393,544 and $131,092, respectively. The Company expects to fund future liquidity and capital requirements through cash flow generated from its operating activities resulting from increases in its merchants and revenues generated. Additionally, included in the working capital deficit as of December 31, 2018 was accrued payroll, a note payable and other expenses due to the Company's Chief Executive Officer, Mr. Ronny Yakov, in the amount of $610,976, which he has agreed to defer receiving payment until the Company has sufficient working capital. As a result of the recent amendments to its long-term and related party long-term debt arrangements, coupled with  its operations acquired in the business combination and commitment from Mr. Herzog, a related party and significant stockholder, that he will provide any additional financial support, if needed, to satisfy the Company’s debt or other obligations through April 2020, the Company has alleviated its previously reported substantial doubt regarding its ability to continue as a going concern. The Company's future capital requirements could depend on many factors, including the need to expand its services, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement the Company's product and service offerings. If the Company is unable to secure additional capital, it may be required to curtail its future plans and take additional measures to reduce costs in order to conserve cash.